ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule Of Accounts Payable

Accounts payable consist of the following at December 31, 2014 and 2013, respectively:

	December 31,
	2014	2013

Accounts payable
-To third parties	$2,617,491	$1,272,381
-To related party	363,023	77,118
Notes payable	13,291,751	13,205,785
	$16,272,265	$14,555,284